Liabilities Presented At Fair Value (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Exercise of warrants			$ (10,900)
Revaluation of financial derivatives	15,904	(17,600)	1,061
Level 3 [Member]
Statement Line Items [Line Items]
Balance at beginning of period	24,049	10,300
Exercise of warrants	(2,924)	(3,851)
Revaluation of financial derivatives	(15,904)	17,600
Balance at end of period	$ 5,221	$ 24,049	$ 10,300